Accounts receivable, net (Details) - Schedule of accounts receivable net consists - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accounts Receivable Net Consists [Abstract]
Accounts receivable	$ 28,610,774	$ 29,429,331	$ 18,833,676
Allowance for credit losses	(3,376,574)	(3,417,845)	(2,073,836)
Accounts receivable, net	$ 25,234,200	$ 26,011,486	$ 16,759,840